ALLOWANCE FOR EXPECTED CREDIT LOSSES	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
ALLOWANCE FOR EXPECTED CREDIT LOSSES	ALLOWANCE FOR EXPECTED CREDIT LOSSESThe Company records an allowance for expected credit losses based on an assessment of the impact of current and expected future conditions, inclusive of the Company's estimate of the potential impact of the Russian-Ukrainian conflict and significant global inflationary pressures on credit losses. The effect of these are subject to significant judgment and may cause variability in the Company’s allowance for credit losses in future periods. Movements in the allowance for expected credit losses may result in gains as well as losses recorded in income as changes occur in the balances of our financial assets and the risk profiles of our counterparties.
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the six months ended June 30, 2023.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance as of December 31, 2022	260	904	30	192	1,880	3,266
Change in allowance recorded in 'other financial items'	(235)	(63)	(5)	(99)	—	(402)
Balance as of June 30, 2023	25	841	25	93	1,880	2,864

The impact of the allowance for expected credit losses on the associates is disclosed in Note 10: Investment in Associated Companies.